UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Templeton Global Bond Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

For the 12 months ended December 31, 2011, Maxim Templeton Global Bond Portfolio (Initial Class shares) returned -1.63%, while its benchmark, the Citigroup World Government Bond Index, returned 6.35%.

Early in the year, emerging markets continued to lead the global recovery as several emerging economies returned to or exceeded their respective pre-crisis activity levels. Where recoveries were strong, monetary authorities tightened policy as output gaps closed and early indicators of inflationary pressure became more pronounced. In much of the developed world, however, economic growth was below trend and significant slack remained. Toward the latter half of the year, softer economic reports in most advanced and some emerging economies raised concerns that the global recovery might have been faltering. Against this economic backdrop, markets absorbed several shocks, including geopolitical unrest in the Middle East and concerns about the solvency of highly indebted eurozone governments.

During the year, we shortened the Portfolio’s duration as many policymakers around the world increased interest rates to head off potential inflationary pressures. As part of the Portfolio’s investment strategy, we used currency forward contracts to hedge or gain exposure to various currencies. Overall, our diversified currency exposure hurt relative performance. Currency exposures in Latin America hurt performance as the Mexican peso, Brazilian real and Chilean peso depreciated against the U.S. dollar. Yen appreciation against the U.S. dollar also hurt performance, given our net negative exposure. In contrast, the euro declined versus the dollar over the year, and our net negative position added to relative performance, although this was partially offset by our positions in some other European currencies that depreciated. Our interest rate strategies and sovereign credit exposures contributed to absolute results. The decline of long-term bond yields in Latin America and Asia excluding Japan, and the correspondingly high returns generated by our holdings in these regions, contributed to performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Citigroup World Government Bond Index
	10,000.00	10,000.00
2002	11,054.00	11,949.00
2003	11,867.57	13,730.60
2004	12,441.97	15,151.71
2005	12,519.11	14,109.27
2006	14,378.19	14,972.76
2007	16,329.31	16,612.28
2008	17,055.97	18,421.36
2009	19,564.90	18,891.10
2010	21,701.29	19,867.77
2011	21,347.56	21,129.38

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	-1.63%	8.22%	7.88%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2011

Country	% of Portfolio Investments
Argentina	0.61%
Australia	12.64%
Brazil	6.02%
Egypt	1.28%
Germany	0.59%
Hungary	3.47%
Indonesia	5.04%
Iraq	0.36%
Ireland	5.32%
Israel	4.87%
Lithuania	0.87%
Malaysia	9.38%
Mexico	4.82%
Peru	2.11%
Philippines	0.47%
Poland	10.29%
Russia	2.60%
South Africa	0.51%
South Korea	14.04%
Sweden	4.57%
Ukraine	1.14%
United Kingdom	4.05%
United States	3.44%
Venezuela	0.69%
Vietnam	0.82%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/11)	(12/31/11)	(07/01/11 – 12/31/11)

Actual	$1,000.00	$939.70	$6.40

Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer &
Treasurer

2008 (as Treasurer and
Investment Operations
Compliance Officer)

2010 (as Chief Financial
Officer, Treasurer, and
Investment Operations
Compliance Officer)

2011 (as Chief Financial

Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

BONDS AND NOTES
Financial — 4.02%
	Bank Negara Malaysia Monetary Notes
$1,100,000	MYR, 2.62%, 02/09/2012(a)	$	346,023
11,935,000	MYR, 2.64%, 02/21/2012(a)		3,750,606
500,000	Corp Andina de Fomento
	8.13%, 06/04/2019		614,151
6,700,000	European Investment Bank
	NOK, 5.38%, 07/16/2012		1,134,851
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024		2,945,631

			8,791,262

Foreign Government Obligations — 72.52%
1,133,750	Argentina Bonos(b)
	0.44%, 08/03/2012		1,120,145
3,810,000	Australia Government Bond
	AUD, 5.75%, 04/15/2012		3,916,423
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015		3,309,140
100,000	BRL, 6.00%, 05/15/2045		1,207,637
	Brazil Notas do Tesouro Nacional Serie F
182,000	BRL, 10.00%, 01/01/2012		1,022,945
920,000	BRL, 10.00%, 01/01/2014		4,883,095
140,000	BRL, 10.00%, 01/01/2017		721,304
6,075,000	Egypt Treasury Bills(a)
	EGP, 16.57%, 02/21/2012		983,665
200,000	Financing of Infrastructural Projects State Enterprise(c)
	7.40%, 04/20/2018		155,500
	Hungary Government Bond
27,100,000	HUF, 6.75%, 02/12/2013		109,114
22,100,000	HUF, 7.50%, 10/24/2013		88,881
53,900,000	HUF, 5.50%, 02/12/2014		206,024
153,200,000	HUF, 6.75%, 08/22/2014		594,060
24,500,000	HUF, 8.00%, 02/12/2015		96,878
39,000,000	HUF, 5.50%, 02/12/2016		139,391
34,500,000	HUF, 6.75%, 02/24/2017		126,302
125,100,000	HUF, 6.75%, 11/24/2017		444,503
34,200,000	HUF, 6.50%, 06/24/2019		115,170
2,500,000	HUF, 7.50%, 11/12/2020		8,843
22,200,000	HUF, 7.00%, 06/24/2022		75,088
	Hungary Government International Bond
900,000	EUR, 5.75%, 06/11/2018		976,005
1,195,000	6.25%, 01/29/2020		1,075,500
1,100,000	EUR, 3.88%, 02/24/2020		1,011,462
1,310,000	6.38%, 03/29/2021		1,172,450
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016		3,162,070
10,000,000,000	IDR, 11.50%, 09/15/2019		1,473,992
25,300,000,000	IDR, 11.00%, 11/15/2020		3,720,807
3,510,000,000	IDR, 12.90%, 06/15/2022		579,294
2,400,000,000	IDR, 12.00%, 09/15/2026		392,113
	Ireland Government Bond
1,277,000	EUR, 4.00%, 01/15/2014		1,530,797
831,000	EUR, 4.60%, 04/18/2016		955,728

Principal Amount		Value

Foreign Government Obligations — (continued)
$660,000	EUR, 4.50%, 10/18/2018	$675,230
1,103,000	EUR, 4.40%, 06/18/2019	1,125,141
2,679,000	EUR, 5.90%, 10/18/2019	2,964,531
560,000	EUR, 4.50%, 04/18/2020	554,898
827,000	EUR, 5.00%, 10/18/2020	866,688
1,151,000	EUR, 5.40%, 03/13/2025	1,172,779
	Israel Government Bond - Fixed
3,170,000	ILS, 4.00%, 03/30/2012	859,502
3,232,000	ILS, 5.00%, 03/31/2013	903,874
6,207,000	ILS, 3.50%, 09/30/2013	1,664,375
	Korea Treasury Bond
371,000,000	KRW, 4.75%, 03/10/2012	322,850
2,809,700,000	KRW, 4.00%, 06/10/2012	2,445,523
159,000,000	KRW, 5.25%, 09/10/2012	139,740
1,554,000,000	KRW, 4.25%, 12/10/2012	1,359,387
673,720,000	KRW, 5.25%, 03/10/2013	597,247
9,768,630,000	KRW, 3.75%, 06/10/2013	8,521,743
12,796,270,000	KRW, 3.00%, 12/10/2013	11,039,454
6,500,000	Kreditanstalt fuer Wiederaufbau
	NOK, 4.66%, 01/05/2012	1,086,842
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	874,800
730,000	6.13%, 03/09/2021(c)	726,350
	Malaysia Government Bond
149,000	MYR, 2.71%, 02/14/2012	46,988
2,978,000	MYR, 3.72%, 06/15/2012	942,615
3,245,000	MYR, 2.51%, 08/27/2012	1,020,890
9,373,000	MYR, 3.70%, 02/25/2013	2,983,033
160,000	MYR, 3.70%, 05/15/2013	50,998
310,000	MYR, 3.21%, 05/31/2013	98,179
580,000	MYR, 3.46%, 07/31/2013	184,456
	Mexican Bonos
7,410,000	MXP, 9.00%, 12/20/2012	552,412
41,280,000	MXP, 9.00%, 06/20/2013	3,131,668
49,080,000	MXP, 8.00%, 12/19/2013	3,718,498
19,400,000	MXP, 8.00%, 12/17/2015	1,517,873
	New South Wales Treasury Corp
5,070,000	AUD, 6.00%, 05/01/2012	5,215,150
1,750,000	AUD, 5.50%, 08/01/2013	1,834,805
1,450,000	AUD, 5.50%, 03/01/2017	1,573,866
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	3,898,626
	Philippine Government Bond
16,510,000	PHP, 5.75%, 02/21/2012	378,470
3,780,000	PHP, 5.25%, 01/07/2013	89,085
14,640,000	PHP, 8.75%, 03/03/2013	359,784
	Poland Government Bond
21,200,000	PLN, 3.61%, 01/25/2012(a)	6,128,144
7,418,000	PLN, 4.75%, 04/25/2012	2,151,474
1,615,000	PLN, 4.37%, 07/25/2012(a)	456,635
5,836,000	PLN, 4.47%, 10/25/2012(a)	1,631,090
7,971,000	PLN, 4.49%, 01/25/2013(a)	2,202,824
6,960,000	PLN, 5.25%, 04/25/2013	2,031,042
4,500,000	PLN, 4.78%, 07/25/2013(a)	1,213,023
1,160,000	PLN, 5.00%, 10/24/2013	337,354
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	2,879,500

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Foreign Government Obligations — (continued)
	Queensland Treasury Corp
$1,945,000	AUD, 6.00%, 08/14/2013	$2,057,239
2,465,000	AUD, 6.00%, 08/21/2013	2,592,800
815,000	Republic of Iraq
	5.80%, 01/15/2028	668,300
1,240,000	Republic of Korea
	7.13%, 04/16/2019	1,551,302
4,141,600	Russian Foreign Bond - Eurobond(d)
	4.61%, Perpetual	4,809,433
850,000	South Africa Government International Bond
	5.50%, 03/09/2020	952,000
	Sweden Government Bond
28,275,000	SEK, 5.50%, 10/08/2012	4,246,149
28,620,000	SEK, 1.50%, 08/30/2013	4,207,450
	Ukraine Government International Bond
100,000	7.65%, 06/11/2013(c)	96,000
100,000	EUR, 4.95%, 10/13/2015(c)	106,128
200,000	6.25%, 06/17/2016(c)	175,500
100,000	7.75%, 09/23/2020(c)	86,500
1,880,000	7.95%, 02/23/2021(c)	1,649,700
	United Kingdom Gilt
2,071,000	GBP, 5.00%, 03/07/2012	3,242,573
2,685,000	GBP, 5.25%, 06/07/2012	4,257,922
510,000	Venezuela Government International Bond
	10.75%, 09/19/2013	515,100
1,505,000	Vietnam Government International Bond(c)
	6.75%, 01/29/2020	1,516,288
	Western Australia Treasury Corp
4,280,000	AUD, 5.50%, 07/17/2012	4,410,758
1,645,000	AUD, 8.00%, 06/15/2013	1,780,610

		158,825,514

Municipal Bonds and Notes — 1.04%
15,000	Alabama State University
	5.00%, 09/01/2029	16,352
65,000	City of Detroit Michigan
	4.50%, 11/01/2023	70,202
50,000	City of Philadelphia Pennsylvania
	5.00%, 08/01/2024	53,575
140,000	County of Bexar Texas
	5.25%, 08/15/2047	152,961
215,000	Illinois Municipal Electric Agency
	5.00%, 02/01/2035	222,183
	State of California
195,000	6.65%, 03/01/2022	225,839
195,000	5.13%, 04/01/2033	203,492
65,000	5.00%, 04/01/2038	66,321

Principal Amount			Value

Municipal Bonds and Notes — (continued)
$	80,000	7.55%, 04/01/2039	$97,818
	790,000	7.63%, 03/01/2040	971,976
	180,000	Tarrant County Cultural Education Facilities Finance Corp
		6.25%, 07/01/2028	205,776

			2,286,495

TOTAL BONDS AND NOTES — 77.58% (Cost $161,318,214)			$169,903,271

SHORT TERM INVESTMENTS
		Bank Negara Malaysia Monetary Notes
	530,000	MYR, 0.00%, 01/03/2012(e)	167,193
	7,930,000	MYR, 2.82%, 01/10/2012	2,427,331
	900,000	MYR, 2.03%, 01/17/2012	283,628
	60,000	MYR, 2.13%, 01/19/2012	18,905
	220,000	MYR, 2.37%, 01/26/2012	69,279
	2,475,000	MYR, 2.60%, 01/31/2012	779,069
	7,340,000	MYR, 2.60%, 02/16/2012	2,307,573
	105,000	MYR, 2.75%, 03/01/2012	32,969
	1,650,000	MYR, 2.78%, 03/08/2012	517,786
	215,000	MYR, 2.84%, 03/29/2012	67,352
	845,000	MYR, 2.82%, 04/05/2012	264,577
	420,000	MYR, 2.84%, 04/12/2012	131,430
	1,090,000	MYR, 2.85%, 04/19/2012	340,894
	200,000	MYR, 2.86%, 04/24/2012	62,524
	180,000	MYR, 2.86%, 04/26/2012	56,262
	455,000	MYR, 2.89%, 05/17/2012	141,972
	80,000	MYR, 2.90%, 05/29/2012	24,937
	320,000	MYR, 2.90%, 06/14/2012	99,626
	8,375,000	Egypt Treasury Bills
		EGP, 13.86%, 01/17/2012	1,379,690
	44,900,000	Hungary Treasury Bills
		HUF, 7.81%, 08/22/2012	175,451
		Israel Treasury Bill - Makam
	4,030,000	ILS, 3.60%, 01/04/2012	1,057,042
	3,830,000	ILS, 2.55%, 02/01/2012	1,002,674
	1,565,000	ILS, 2.46%, 02/29/2012	408,970
	7,680,000	ILS, 2.49%, 04/04/2012	2,002,120
	4,260,000	ILS, 2.55%, 05/02/2012	1,108,204
		Malaysia Treasury Bill
	80,000	MYR, 2.17%, 01/20/2012	25,205
	70,000	MYR, 2.66%, 02/24/2012	21,992
	20,000	MYR, 2.82%, 03/23/2012	6,268
	50,000	MYR, 2.84%, 04/13/2012	15,645
	50,000	MYR, 2.88%, 06/01/2012	15,583
	140,000	MYR, 2.92%, 07/27/2012	43,433
		Philippine Treasury Bill
	1,710,000	PHP, 1.13%, 01/11/2012	38,979
	310,000	PHP, 1.80%, 07/11/2012	7,002

TOTAL SHORT TERM INVESTMENTS — 6.90% (Cost $16,017,833)			$15,101,565

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

TOTAL INVESTMENTS — 84.48%
(Cost $177,336,047)	$185,004,836

OTHER ASSETS & LIABILITIES, NET — 15.52%	$33,997,084

TOTAL NET ASSETS — 100.00%	$219,001,920

(a)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(b)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2011.
(c)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $4,829,036 and $4,511,966, respectively, representing 2.06% of net assets.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2011. Maturity date disclosed represents final maturity date.

(e)	The security’s yield to maturity was less than 0.01%

At December 31, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	BB	304,000	JPY	24,107,200	February 2012	$ (19,235)
AUD	CIT	304,000	JPY	24,122,400	February 2012	(19,248)
AUD	DB	304,000	JPY	24,130,912	February 2012	(19,255)
CLP	BB	324,200,000	USD	659,491	February 2012	(39,835)
CLP	BB	103,100,000	USD	209,723	March 2012	(12,793)
CLP	CIT	205,770,000	USD	424,049	February 2012	(30,891)
CLP	CIT	137,620,000	USD	281,720	May 2012	(21,088)
CLP	DB	940,970,000	USD	1,871,712	January 2012	(69,043)
CLP	DB	889,790,000	USD	1,825,345	February 2012	(124,167)
CLP	DB	922,110,000	USD	1,875,477	March 2012	(115,940)
CLP	DB	119,850,000	USD	239,207	April 2012	(11,043)
CLP	DB	196,499,000	USD	400,937	May 2012	(28,731)
CLP	JPM	60,820,000	USD	120,412	January 2012	(3,902)
CLP	JPM	356,400,000	USD	736,286	February 2012	(55,057)
CLP	JPM	109,000,000	USD	218,766	March 2012	(11,008)
CLP	MS	233,400,000	USD	459,947	January 2012	(11,661)
CLP	MS	916,570,000	USD	1,891,540	February 2012	(139,124)
CLP	MS	47,000,000	USD	95,567	March 2012	(5,898)
CLP	MS	594,930,000	USD	1,209,435	May 2012	(81,608)
GBP	BB	557,250	USD	885,158	March 2012	(20,402)
GBP	CS	334,170	USD	531,096	April 2012	(12,539)
GBP	DB	277,818	USD	442,581	March 2012	(11,450)
GBP	MS	277,781	USD	442,580	March 2012	(11,507)
HUF	DB	126,900,000	USD	578,728	September 2012	(71,367)
ILS	MS	969,533	USD	270,852	March 2012	(16,824)
INR	DB	52,965,000	USD	1,130,207	April 2012	(162,498)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

INR	DB	58,455,000	USD	1,233,728	June 2012	$ (175,592)
INR	DB	13,601,000	USD	291,905	July 2012	(46,680)
INR	DB	51,864,000	USD	1,006,900	October 2012	(83,993)
INR	HSB	64,100,000	USD	1,331,537	February 2012	(141,920)
INR	HSB	37,823,000	USD	801,793	June 2012	(117,007)
INR	HSB	42,468,000	USD	824,622	October 2012	(68,900)
INR	JPM	10,300,000	USD	213,604	February 2012	(22,404)
INR	JPM	58,459,000	USD	1,243,257	April 2012	(175,975)
INR	JPM	8,994,000	USD	189,947	June 2012	(27,381)
INR	JPM	22,077,000	USD	475,577	July 2012	(77,673)
KRW	JPM	9,272,549,000	USD	8,119,570	February 2012	(156,997)
MYR	DB	120,000	USD	39,433	July 2012	(1,921)
MYR	DB	2,083,735	USD	655,759	October 2012	(5,996)
MYR	HSB	692,000	USD	223,543	February 2012	(5,820)
MYR	HSB	1,300,000	USD	432,670	August 2012	(26,489)
MYR	HSB	2,850,000	USD	889,402	November 2012	(1,747)
MYR	JPM	2,220,463	USD	725,908	April 2012	(29,414)
MYR	JPM	4,135,000	USD	1,334,344	June 2012	(40,820)
MYR	JPM	70,000	USD	23,219	July 2012	(1,340)
MYR	JPM	1,886,213	USD	584,220	December 2012	2,794
NOK	BB	5,165,000	EUR	649,090	August 2012	(1,220)
NOK	BB	30,878,000	EUR	3,942,515	October 2012	(97,764)
NOK	DB	13,102,000	EUR	1,647,739	February 2012	25,017
NOK	UBS	15,731,200	EUR	1,980,855	February 2012	27,426
NOK	UBS	10,330,000	EUR	1,297,167	August 2012	4,523
NOK	UBS	4,837,700	EUR	613,843	November 2012	(12,503)
PHP	DB	25,221,000	USD	578,714	January 2012	(2,997)
PHP	DB	35,700,000	USD	803,312	February 2012	11,663
PHP	DB	13,202,000	USD	296,708	September 2012	3,503
PHP	DB	84,435,000	USD	1,937,949	October 2012	(18,172)
PHP	DB	6,900,000	USD	159,574	November 2012	(2,737)
PHP	HSB	26,469,000	USD	592,588	January 2012	11,538
PHP	HSB	42,300,000	USD	953,359	February 2012	12,254
PHP	HSB	10,000,000	USD	228,760	September 2012	(1,369)
PHP	HSB	77,670,000	USD	1,773,513	October 2012	(7,536)
PHP	JPM	42,911,000	USD	968,202	January 2012	10,923
PHP	JPM	13,900,000	USD	313,063	February 2012	4,223
PHP	JPM	48,801,000	USD	1,123,412	October 2012	(13,893)
PHP	MS	2,260,000	USD	52,315	October 2012	(938)
PLN	DB	12,790,000	EUR	3,027,577	August 2012	(335,056)
PLN	MS	1,341,000	EUR	334,831	May 2012	(59,796)
SEK	BB	617,000	EUR	67,467	June 2012	544

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

SEK	DB	900,000	EUR	98,753	June 2012	$ 419
SEK	DB	14,090,000	EUR	1,509,697	October 2012	49,930
SEK	DB	50,522,868	EUR	5,496,455	December 2012	478
SEK	MS	2,474,100	EUR	270,918	June 2012	2,172
SEK	MS	16,368,194	EUR	1,754,171	July 2012	57,969
SEK	UBS	9,747,000	EUR	1,048,177	June 2012	30,250
SEK	UBS	13,522,280	EUR	1,455,057	July 2012	42,168
SEK	UBS	13,000,000	EUR	1,410,055	August 2012	21,616
SGD	BB	628,781	USD	492,520	February 2012	(7,809)
SGD	CS	1,607,270	USD	1,341,740	August 2012	(100,340)
SGD	DB	4,515,000	USD	3,538,820	February 2012	(58,315)
SGD	DB	1,583,700	USD	1,238,337	March 2012	(17,302)
SGD	DB	1,608,050	USD	1,341,741	August 2012	(99,739)
SGD	HSB	2,291,300	USD	1,795,898	February 2012	(29,593)
SGD	HSB	1,528,000	USD	1,195,727	March 2012	(17,638)
SGD	JPM	1,092,000	USD	853,859	March 2012	(11,932)
SGD	JPM	2,636,600	USD	2,201,754	July 2012	(165,518)
SGD	MS	2,113,440	USD	1,761,391	August 2012	(129,165)
USD	BB	1,843,926	JPY	151,970,000	January 2012	(131,110)
USD	BB	2,189,452	EUR	1,619,000	February 2012	92,986
USD	BB	231,182	EUR	165,000	July 2012	17,007
USD	BB	2,086,345	EUR	1,455,583	August 2012	195,848
USD	BB	892,003	EUR	647,679	September 2012	50,335
USD	BB	678,904	EUR	489,881	October 2012	41,816
USD	BB	4,873,730	EUR	3,570,367	November 2012	228,503
USD	BB	490,199	EUR	364,000	December 2012	16,377
USD	BB	2,824,775	JPY	215,294,000	August 2012	11,820
USD	BB	3,496,318	JPY	267,285,000	November 2012	(4,182)
USD	CIT	2,837,361	EUR	2,104,547	January 2012	112,600
USD	CIT	919,970	EUR	681,000	February 2012	38,147
USD	CIT	335,383	JPY	26,945,000	March 2012	(15,209)
USD	CIT	149,841	JPY	12,300,000	April 2012	(10,322)
USD	CIT	1,353,838	JPY	108,812,000	May 2012	(63,727)
USD	CIT	352,386	JPY	27,274,000	June 2012	(3,238)
USD	CIT	196,719	EUR	140,049	August 2012	14,860
USD	CIT	235,303	EUR	169,019	October 2012	15,490
USD	CIT	490,014	JPY	37,956,958	November 2012	(6,948)
USD	CIT	172,176	JPY	14,230,000	January 2012	(12,732)
USD	CIT	953,555	JPY	72,432,000	August 2012	7,301
USD	CS	353,305	EUR	246,000	August 2012	33,792
USD	CS	405,600	EUR	300,000	September 2012	15,654
USD	CS	944,947	JPY	71,901,000	August 2012	5,631

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	DB	6,996,807	EUR	5,192,000	January 2012	$ 274,672
USD	DB	1,660,431	EUR	1,234,000	February 2012	62,442
USD	DB	347,103	EUR	248,000	March 2012	25,798
USD	DB	2,895,462	EUR	2,055,000	April 2012	232,277
USD	DB	1,420,879	EUR	1,005,000	May 2012	117,882
USD	DB	2,055,463	EUR	1,428,400	June 2012	202,594
USD	DB	827,817	EUR	591,000	July 2012	60,683
USD	DB	3,003,192	EUR	2,119,845	August 2012	250,331
USD	DB	2,126,468	EUR	1,560,000	September 2012	98,928
USD	DB	4,392,064	EUR	3,212,989	October 2012	214,452
USD	DB	1,027,260	EUR	744,669	November 2012	58,598
USD	DB	524,901	EUR	390,000	December 2012	17,323
USD	DB	1,993,307	EUR	1,522,771	December 2012	10,796
USD	DB	1,958,707	JPY	156,893,441	January 2012	(80,164)
USD	DB	136,424	JPY	11,207,270	February 2012	(9,294)
USD	DB	904,930	JPY	72,750,000	May 2012	(42,855)
USD	DB	2,099,195	JPY	159,757,000	August 2012	12,125
USD	DB	915,928	JPY	69,943,000	November 2012	(28)
USD	HSB	1,765,107	JPY	144,999,132	January 2012	(119,394)
USD	HSB	1,090,971	EUR	810,000	February 2012	42,100
USD	HSB	233,558	EUR	169,000	March 2012	14,653
USD	HSB	2,070,188	EUR	1,461,000	April 2012	176,829
USD	HSB	3,179,934	JPY	242,351,000	August 2012	13,858
USD	HSB	174,639	EUR	130,000	September 2012	5,663
USD	HSB	1,944,574	EUR	1,416,000	October 2012	103,353
USD	HSB	239,107	JPY	18,251,000	November 2012	76
USD	HSB	331,371	EUR	246,482	December 2012	10,554
USD	HSB	1,139,460	JPY	93,958,000	February 2012	(82,241)
USD	HSB	573,538	JPY	46,600,000	March 2012	(32,535)
USD	JPM	734,342	EUR	549,000	February 2012	23,389
USD	JPM	573,327	JPY	46,600,000	March 2012	(32,747)
USD	JPM	663,470	EUR	461,435	August 2012	64,037
USD	JPM	184,901	JPY	14,034,000	September 2012	1,372
USD	JPM	457,117	JPY	34,926,000	November 2012	(305)
USD	JPM	933,363	JPY	77,230,000	February 2012	(70,900)
USD	JPM	2,478,430	JPY	189,015,000	August 2012	8,975
USD	MS	1,132,610	JPY	92,549,000	February 2012	(70,608)
USD	MS	662,673	EUR	479,000	March 2012	42,225
USD	MS	176,487	EUR	123,000	August 2012	16,730
USD	MS	135,858	EUR	100,000	September 2012	5,876
USD	MS	201,583	JPY	16,200,000	March 2012	(9,202)
USD	MS	374,340	JPY	28,500,000	August 2012	2,026

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	UBS	1,452,974	JPY	119,640,000	January 2012	$ (101,918)
USD	UBS	10,020,349	EUR	7,382,000	February 2012	461,727
USD	UBS	875,787	EUR	633,000	March 2012	55,864
USD	UBS	2,140,758	EUR	1,507,000	April 2012	187,791
USD	UBS	1,352,880	JPY	108,758,000	May 2012	(64,016)
USD	UBS	1,508,669	EUR	1,048,692	August 2012	146,406
USD	UBS	328,991	EUR	240,017	September 2012	17,079
USD	UBS	856,824	JPY	65,703,500	November 2012	(3,615)
USD	UBS	1,133,389	JPY	91,761,410	March 2012	(60,289)
USD	UBS	149,753	JPY	12,300,000	April 2012	(10,409)
USD	UBS	1,732,914	JPY	131,995,000	August 2012	8,523

					Net Depreciation	(297,919)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ILS	Israeli New Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse Group AG
DB	Deutsche Bank
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	USB AG

Security classes presented herein are not necessarily the same as those used for determining the Portfolio's compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Templeton Global Bond Portfolio

ASSETS:
Investments in securities, market value(a)	$185,004,836
Cash	27,273,263
Cash denominated in foreign currencies(b)	4,243,422
Interest receivable	2,391,064
Subscriptions receivable	200,337
Receivable for investments sold	481,840
Unrealized appreciation on forward foreign currency contracts	4,265,584

Total Assets	223,860,346

LIABILITIES:
Payable to investment adviser	239,042
Redemptions payable	55,881
Unrealized depreciation on forward foreign currency contracts	4,563,503

Total Liabilities	4,858,426

NET ASSETS	$219,001,920

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,422,945
Paid-in capital in excess of par	206,300,554
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations	7,356,463
Undistributed net investment income	1,836,131
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	1,085,827

TOTAL NET ASSETS	$219,001,920

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	24,229,451

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.04

(a) Cost of investments	$177,336,047
(b) Cost of cash denominated in foreign currencies	$4,257,829

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Templeton Global Bond Portfolio

INVESTMENT INCOME:
Interest	$8,808,458
Foreign withholding tax	(385,626)

Total Income	8,422,832

EXPENSES:
Management fees	2,744,932

Total Expenses	2,744,932

NET INVESTMENT INCOME	5,677,900

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	6,010,423
Net realized gain on forward foreign currency contracts	294,881
Change in net unrealized depreciation on investments and foreign currency translations	(12,529,226)
Change in net unrealized depreciation on forward foreign currency contracts	(2,559,858)

Net Realized and Unrealized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency	(8,783,780)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,105,880)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Templeton Global Bond Portfolio

OPERATIONS:
Net investment income	$5,677,900	$5,222,325
Net realized gain on investments and foreign currency transactions	6,010,423	1,206,603
Net realized gain on forward foreign currency contracts	294,881	682,927
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	(12,529,226)	8,283,469
Change in unrealized appreciation (depreciation) on forward foreign currency contracts	(2,559,858)	3,029,751

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,105,880)	18,425,075

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,605,259)	(4,682,176)
From net realized gains	(743,925)	(610,028)

Total Distributions	(12,349,184)	(5,292,204)

CAPITAL SHARE TRANSACTIONS:
Shares sold	77,342,180	157,339,963
Shares issued in reinvestment of distributions	12,349,184	5,292,204
Shares redeemed	(74,265,616)	(103,813,794)

Net Increase in Net Assets Resulting from Capital Share Transactions	15,425,748	58,818,373

Total Increase (Decrease) in Net Assets	(29,316)	71,951,244

NET ASSETS:
Beginning of year	219,031,236	147,079,992

End of year (a)	$219,001,920	$219,031,236

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,960,089	16,698,014
Shares issued in reinvestment of distributions	1,308,817	556,189
Shares redeemed	(7,532,014)	(11,061,503)

Net Increase	1,736,892	6,192,700

(a) Including undistributed net investment income:	$1,836,131	$2,859,918

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Templeton Global Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.74	$9.02	$8.02	$10.47	$10.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.47	0.29	1.59	1.22	1.24
Net realized and unrealized gain (loss)	(0.62)	0.69	(0.42)	(0.82)	0.19

Total Income (Loss) From Investment Operations	(0.15)	0.98	1.17	0.40	1.43

LESS DISTRIBUTIONS:
Return of capital	–	–	(0.17)	–	–
From net investment income	(0.52)	(0.23)	–	(2.59)	(1.24)
From net realized gains	(0.03)	(0.03)	–	(0.26)	(0.38)

Total Distributions	(0.55)	(0.26)	(0.17)	(2.85)	(1.62)

NET ASSET VALUE, END OF YEAR	$9.04	$9.74	$9.02	$8.02	$10.47

TOTAL RETURN(a)	(1.63%)	10.92%	14.71%	4.45%	13.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$219,002	$219,031	$147,080	$106,630	$134,590
Ratio of expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	2.69%	2.86%	4.02%	2.77%	1.98%
Portfolio turnover rate	36%	22%	39%	62%	34%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Templeton Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective May 1, 2011, the Maxim Global Bond Portfolio’s name changed to Maxim Templeton Global Bond Portfolio. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short Term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Franklin Advisers, Inc.. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $77,314,115 and $59,234,824, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $43,706 and $1,925,549, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $176,591,089. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,142,470 and gross depreciation of securities in which there was an excess of tax cost over value of $9,728,723 resulting in net appreciation of $8,413,747.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio also uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$4,265,584	Unrealized depreciation on forward foreign currency contracts	$4,563,503

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$294,881	Change in net unrealized depreciation on forward foreign currency contracts	($2,559,858)

The notional value of open forward foreign currency contracts held at December 31, 2011 is representative of forward foreign currency contracts activity during the year ended December 31, 2011.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010

Distributions paid from:
Ordinary income	$11,611,851	$4,697,296
Long-term capital gains	737,333	594,908

	$12,349,184	$5,292,204

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,455,619
Undistributed capital gains	263,784

Net accumulated earnings	3,719,403

Net unrealized appreciation on investments	8,413,747
Net unrealized appreciation on forward foreign currency contracts	(1,854,729)
Net unrealized depreciation on foreign currency	-
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$10,278,421

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $4,903,572 from accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Templeton Global Bond Portfolio (formerly Maxim Global Bond Portfolio), one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Templeton Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2012

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)  Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012